Loss of Control of Canmart Ltd - Schedule of Financial Performance and Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Performance and Cash Flow Information [Line Items]
Net Revenue	$ 404,394		$ 258,075
Other income	126			74,455
Gain on loss of control of subsidiary				198,780
Gain on discontinued operations		$ 589,292	507,604	(784,206)
Gain on loss of control of subsidiary			(592,713)
Other income (expenses)			533,617
Discontinued operations [member]
Schedule of Financial Performance and Cash Flow Information [Line Items]
Net Revenue				208,382
Operating expenses			(31,794)	(560,681)
Other income			5,781
Total			(26,013)	43,414
Gain on loss of control of subsidiary			533,617
Gain on discontinued operations			507,604	43,414
Exchange differences on translation of discontinued operations			(794,635)	1,099,986
Other comprehensive income from discontinued operations			(794,635)	1,099,986
Cash flows provided by (used in) operating activities			(21,509)	49,803
Cash flows provided by (used in) investing activities			174	(3,189)
Cash flows provided by (used in) financing activities				(50,472)
Effects of exchange rate changes on cash and cash equivalents			705	(956)
Net change in cash used in by the subsidiary			(20,630)	(4,814)
Carrying amount of net liabilities immediately prior to loss of control of subsidiary			(12,825)
Reclassification of foreign currency translation reserve			(520,792)
Gain on loss of control of subsidiary			(533,617)
Other income (expenses)			$ 5,781	$ 395,713